Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ];   Amendment Number: ____

This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

      Name:  Barclays Bank PLC
   Address:  1 Churchill Place
             Canary Wharf
             London, E14 5HP
             England

           Form 13F File Number: 028-827

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

                         Name: Mark Juson
                        Title: Head, Large Holdings Advisory
                        Phone: 0044 20 3134 7547

Signature, Place, and Date of Signing:

Mark Juson, London, England, August 14 , 2012


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC

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